Income (loss) per share (Basic and Diluted Net Income (Loss) Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred Stock, Dividend Rate, Percentage			8.00%
Numerator:
Net income (loss) (in dollars)	$ 345	$ (1,342)	$ (2,479)	$ 1,210	$ (992)
Less: undistributed earnings allocated to preferred stockholders (in dollars)	(345)	0	0	(1,210)	0
Net income (loss) attributable to common stockholders (in dollars)	$ 0	$ (1,342)	$ (2,479)	$ 0	$ (992)
Denominator:
Weighted average shares used to compute basic net income (loss) per common share	12,700	3,164	3,370	2,223	2,039
Weighted average shares used to compute diluted income (loss) per common share	15,421	3,164	3,370	2,846	2,039
Net income (loss) per share
Basic and diluted net income (loss) per common share (in dollars per share)	$ 0.00	$ (0.42)	$ (0.74)	$ 0.00	$ (0.49)
Stock options
Denominator:
Effect of potentially dilutive securities	2,622	0	0	623	0
Stock warrants
Denominator:
Effect of potentially dilutive securities	99	0	0	0	0